Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, net
Schedule of accounts receivable, net

	December 31,	December 31,
	2021	2022
	RMB’000	RMB’000

Accounts receivable	302,200	280,911
Less: allowance for credit losses	(122,039)	(83,383)
Accounts receivable, net	180,161	197,528

Schedule of allowance for doubtful accounts

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000

Balance at beginning of the year	(11,413)	(124,204)	(122,039)
Reversal/(addition) of allowance for credit losses, net	(125,563)	(8,681)	30,192
Write-offs	12,772	10,846	8,464
Balance at end of the year	(124,204)	(122,039)	(83,383)